Statement of Cash Flows (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Statement of Cash Flows
Net cash provided by/(used) in operating activities	$ 1,286	$ 1,951
Net income/(loss)	913	1,220
Reconciled to net cash provided by operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	2	30
Depreciation, depletion and amortization	588	583
Impairment of assets	2	14
Deferred taxation	135	182
Movement in non-hedge derivatives and bonds	(174)	(199)
Equity income in associates	(18)	(53)
Dividends received from associates	55	78
Other non cash items	46	19
Net increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	23	50
Effect of changes in operating working capital items:
Receivables	(186)	(8)
Inventories	(200)	(119)
Accounts payable and other current liabilities	100	154
Net cash (used)/generated in investing activities	(1,819)	(1,103)
Available for sale investments acquired	(6)	(47)
Held to maturity investments acquired	(74)	(88)
Associates and equity accounted joint ventures acquired	(2)	0
Contributions to associates and equity accounted joint ventures	(215)	(80)
Acquisition of subsidiary and loan	(335)	0
Additions to property, plant and equipment	(1,135)	(939)
Interest capitalized and paid	(8)	0
Expenditure on intangible assets	(52)	(6)
Proceeds on sale of mining assets	4	12
Proceeds on sale of available for sale investments	0	77
Proceeds on redemption of held to maturity investments	73	2
Proceeds on disposal of equity accounted joint ventures	20	0
Proceeds on disposal of subsidiary	0	9
Loans receivable repaid	0	3
Loans advanced to associates and equity accounted joint ventures	(64)	(13)
Loans repaid by associates and equity accounted joint ventures	1	0
Cash of subsidiary acquired/(disposed)	5	(11)
Change in restricted cash	(31)	(22)
Net cash generated/(used) by financing activities	544	(253)
Repayments of debt	(212)	(259)
Issuance of stock	2	3
Proceeds from debt	1,212	106
Debt issue costs	(29)	0
Acquisition of noncontrolling interests	(215)	0
Dividends paid to common stockholders	(193)	(89)
Dividends paid to noncontrolling interests	(21)	(14)
Net increase/(decrease) in cash and cash equivalents	11	595
Effect of exchange rate changes on cash	0	(106)
Cash and cash equivalents - January 1,	1,112	586
Cash and cash equivalents - September 30,	$ 1,123	$ 1,075